SHARE CAPITAL (Details 5)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement [Line Items]
Warrants, Outstanding, Beginning	1,469,480	2,657,107	2,666,660	2,731,803
Exercise Price	$ 2.39	$ 2.30	$ 4.40	$ 4.40
Warrants 2
Statement [Line Items]
Warrants, Outstanding, Beginning	496,200
Exercise Price	$ 1.60
Expiry Date	May 20, 2023
Warrants 3
Statement [Line Items]
Warrants, Outstanding, Beginning	463,800
Exercise Price	$ 1.60
Expiry Date	May 1, 2023
Warrants 4
Statement [Line Items]
Warrants, Outstanding, Beginning	14,100
Exercise Price	$ 2.60
Expiry Date	October 21, 2022
Warrants 5
Statement [Line Items]
Warrants, Outstanding, Beginning	21,305
Exercise Price	$ 2.60
Expiry Date	September 22, 2022
Warrants 6
Statement [Line Items]
Warrants, Outstanding, Beginning	52,159
Exercise Price	$ 2.60
Expiry Date	June 13, 2022
Warrants 7
Statement [Line Items]
Warrants, Outstanding, Beginning	100,250
Exercise Price	$ 2.60
Expiry Date	April 12, 2022
Warrants 8
Statement [Line Items]
Warrants, Outstanding, Beginning	21,666
Exercise Price	$ 2.60
Expiry Date	January 13, 2022
Warrants 1
Statement [Line Items]
Warrants, Outstanding, Beginning	300,000
Exercise Price	$ 4.76
Expiry Date	February 8, 2023